Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 36,444,510	$ 1,185,959	$ 34,624,109
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	36,653,611		34,818,600
Loss Allowance [member]
Disclosure of financial assets [line items]
Loss Allowance	$ (209,101)		$ (194,491)